Financial assets at amortized cost and other positions in scope of expected credit loss measurement	12 Months Ended
Dec. 31, 2020
Disclosure Of Provision Matrix [Line Items]
Disclosure Of Provision Matrix Explanatory

Balance sheet notes

Note 9 Financial assets at amortized cost and other positions in scope of expected credit loss measurement

The tables on the following pages provide information about financial instruments and certain other credit lines that are subject to expected credit loss (ECL) requirements. UBS’s ECL disclosure segments or “ECL segments” are aggregated portfolios based on shared risk characteristics and on the same or similar rating methods applied. The key segments are presented in the table below.

›Refer to Note 20 for more information about expected credit loss measurement

Segment

Segment description

Description of credit risk sensitivity

Business division / Group Functions

Private clients with mortgages

Lending to private clients secured by owner-occupied real estate and personal account overdrafts of those clients

Sensitive to the interest rate environment, unemployment levels, real estate collateral values and other regional aspects

–Personal & Corporate Banking

–Global Wealth Management

Real estate financing

Rental or income-producing real estate financing to private and corporate clients secured by real estate

Sensitive to GDP developments, the interest rate environment, real estate collateral values and other regional aspects

–Personal & Corporate Banking

–Global Wealth Management

–Investment Bank

Large corporate clients

Lending to large corporate and multi-national clients

Sensitive to GDP developments, unemployment levels, seasonality, business cycles and collateral values (diverse collateral, including real estate and other collateral types)

–Personal & Corporate Banking

–Investment Bank

SME clients

Lending to small and medium-sized corporate clients

Sensitive to GDP developments, unemployment levels, the interest rate environment and, to some extent, seasonality, business cycles and collateral values (diverse collateral, including real estate and other collateral types)

–Personal & Corporate Banking

Lombard

Loans secured by pledges of marketable securities, guarantees and other forms of collateral

Sensitive to the market (e.g., changes in collateral values)

–Global Wealth Management

Credit cards

Credit card solutions in Switzerland and the US

Sensitive to unemployment levels

–Personal & Corporate Banking

–Global Wealth Management

Commodity trade finance

Working capital financing of commodity traders, generally extended on a self-liquidating transactional basis

Sensitive primarily to the strength of individual transaction structures and collateral values (price volatility of commodities), as the primary source for debt service is directly linked to the shipments financed

–Personal & Corporate Banking

Financial intermediaries and hedge funds

Lending to financial institutions and pension funds, including exposures to broker-dealers and clearing houses

Sensitive to unemployment levels, the quality and volatility index changes, equity market and GDP developments, regulatory changes and political risk

–Personal & Corporate Banking

–Investment Bank

›

Refer to Note 20f for more details regarding sensitivity

The tables below and on the following pages provide ECL exposure and ECL allowance and provision information about financial instruments and certain non-financial instruments that are subject to ECL.

USD million	31.12.20
	Carrying amount[1]				ECL allowances
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	158,231	158,231	0	0	0	0	0	0
Loans and advances to banks	15,444	15,260	184	0	(16)	(9)	(5)	(1)
Receivables from securities financing transactions	74,210	74,210	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	32,737	32,737	0	0	0	0	0	0
Loans and advances to customers	379,528	356,948	20,341	2,240	(1,060)	(142)	(215)	(703)
of which: Private clients with mortgages	148,175	138,769	8,448	959	(166)	(35)	(93)	(39)
of which: Real estate financing	43,429	37,568	5,838	23	(63)	(15)	(44)	(4)
of which: Large corporate clients	15,161	12,658	2,029	474	(279)	(27)	(40)	(212)
of which: SME clients	14,872	11,990	2,254	628	(310)	(19)	(23)	(268)
of which: Lombard	133,850	133,795	0	55	(36)	(5)	0	(31)
of which: Credit cards	1,558	1,198	330	30	(38)	(11)	(11)	(16)
of which: Commodity trade finance	3,269	3,214	43	12	(106)	(5)	0	(101)
Other financial assets measured at amortized cost	27,194	26,377	348	469	(133)	(34)	(9)	(90)
of which: Loans to financial advisors	2,569	1,982	137	450	(108)	(27)	(5)	(76)
Total financial assets measured at amortized cost	687,345	663,763	20,873	2,709	(1,211)	(187)	(229)	(795)
Financial assets measured at fair value through other comprehensive income	8,258	8,258	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	695,603	672,021	20,873	2,709	(1,211)	(187)	(229)	(795)

	Total exposure				ECL provisions
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	17,081	14,687	2,225	170	(63)	(14)	(15)	(34)
of which: Large corporate clients	3,710	2,048	1,549	113	(20)	(4)	(5)	(12)
of which: SME clients	1,310	936	326	48	(13)	(1)	(1)	(11)
of which: Financial intermediaries and hedge funds	7,637	7,413	224	0	(17)	(7)	(9)	0
of which: Lombard	641	633	0	8	(2)	0	0	(2)
of which: Commodity trade finance	1,441	1,416	25	0	(2)	(1)	0	0
Irrevocable loan commitments	41,372	36,894	4,374	104	(142)	(74)	(68)	0
of which: Large corporate clients	24,209	20,195	3,950	64	(121)	(63)	(58)	0
Forward starting reverse repurchase and securities borrowing agreements	3,247	3,247	0	0	0	0	0	0
Committed unconditionally revocable credit lines	40,134	35,233	4,792	108	(50)	(29)	(21)	0
of which: Real estate financing	6,328	5,811	517	0	(12)	(5)	(7)	0
of which: Large corporate clients	4,909	2,783	2,099	27	(9)	(2)	(7)	0
of which: SME clients	5,827	4,596	1,169	63	(16)	(12)	(4)	0
of which: Lombard	9,671	9,671	0	0	0	(1)	0	0
of which: Credit cards	8,661	8,220	430	11	(8)	(6)	(2)	0
of which: Commodity trade finance	242	242	0	0	0	0	0	0
Irrevocable committed prolongation of existing loans	3,282	3,277	5	0	(2)	(2)	0	0
Total off-balance sheet financial instruments and other credit lines	105,116	93,337	11,396	382	(257)	(119)	(104)	(34)
Total allowances and provisions					(1,468)	(306)	(333)	(829)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

USD million	31.12.19
	Carrying amount[1]				ECL allowances
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	107,068	107,068	0	0	0	0	0	0
Loans and advances to banks	12,447	12,367	80	0	(6)	(4)	(1)	(1)
Receivables from securities financing transactions	84,245	84,245	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,289	23,289	0	0	0	0	0	0
Loans and advances to customers	326,786	309,499	15,538	1,749	(764)	(82)	(123)	(559)
of which: Private clients with mortgages	132,646	124,063	7,624	959	(110)	(15)	(55)	(41)
of which: Real estate financing	38,481	32,932	5,532	17	(43)	(5)	(34)	(4)
of which: Large corporate clients	9,703	9,184	424	94	(117)	(15)	(4)	(98)
of which: SME clients	11,786	9,817	1,449	521	(303)	(17)	(15)	(271)
of which: Lombard	112,893	112,796	0	98	(22)	(4)	0	(18)
of which: Credit cards	1,661	1,314	325	22	(35)	(8)	(14)	(13)
of which: Commodity trade finance	2,844	2,826	8	10	(81)	(5)	0	(77)
Other financial assets measured at amortized cost	22,980	21,953	451	576	(143)	(35)	(13)	(95)
of which: Loans to financial advisors	2,877	2,341	334	202	(109)	(29)	(11)	(70)
Total financial assets measured at amortized cost	576,815	558,420	16,069	2,326	(915)	(124)	(137)	(655)
Financial assets measured at fair value through other comprehensive income	6,345	6,345	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	583,159	564,765	16,069	2,326	(915)	(124)	(137)	(655)

	Total exposure				ECL provisions
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,142	17,757	304	82	(42)	(8)	(1)	(33)
of which: Large corporate clients	3,687	3,461	203	24	(10)	(1)	0	(9)
of which: SME clients	1,180	1,055	67	58	(24)	0	0	(23)
of which: Financial intermediaries and hedge funds	7,966	7,950	16	0	(5)	(4)	0	0
of which: Lombard	622	622	0	0	(1)	0	0	(1)
of which: Commodity trade finance	2,334	2,320	13	0	(1)	(1)	0	0
Irrevocable loan commitments	27,547	27,078	419	50	(35)	(30)	(5)	0
of which: Large corporate clients	18,735	18,349	359	27	(27)	(24)	(3)	0
Forward starting reverse repurchase and securities borrowing agreements	1,657	1,657	0	0	0	0	0	0
Committed unconditionally revocable credit lines	35,092	33,848	1,197	46	(34)	(17)	(17)	0
of which: Real estate financing	5,242	4,934	307	0	(16)	(3)	(13)	0
of which: Large corporate clients	4,274	4,188	69	17	(1)	(1)	0	0
of which: SME clients	4,787	4,589	171	27	(9)	(8)	(1)	0
of which: Lombard	7,976	7,975	0	1	0	0	0	0
of which: Credit cards	7,890	7,535	355	0	(6)	(4)	(2)	0
of which: Commodity trade finance	344	344	0	0	0	0	0	0
Irrevocable committed prolongation of existing loans	3,289	3,285	0	4	(3)	(3)	0	0
Total off-balance sheet financial instruments and other credit lines	85,728	83,626	1,920	182	(114)	(58)	(23)	(33)
Total allowances and provisions					(1,029)	(181)	(160)	(688)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

Coverage ratios are calculated for the core loan portfolio by taking ECL allowances and provisions divided by the gross carrying amount of the exposures. Core loan exposure is defined as the sum of Loans and advances to customers and Loans to financial advisors.

These ratios are influenced by the following key factors:

–lending in Switzerland includes government backed COVID-19 loans;

–Lombard loans are generally secured with marketable securities in portfolios that are, as a rule, highly diversified, with strict lending policies that are intended to ensure that credit risk is minimal under most circumstances;

–mortgage loans to private clients and real estate financing are controlled by conservative eligibility criteria, including low loan-to-value ratios and strong debt service capabilities; for example, more than 99% of the aggregated amount of Swiss residential mortgage loans would continue to be fully covered by real estate collateral even if the value of that collateral decreased by 20%, for a 30% reduction, more than 98% would be covered;

–the amount of unsecured retail lending (including credit cards) is insignificant;

–contractual maturities in the loan portfolio, which are a factor in the calculation of ECLs, are generally short, with a large part of the loan portfolio having contractual maturities of 12 months or less; and

–write-offs of ECL allowances against the gross loan balances when all or part of a financial asset is deemed uncollectible or forgiven, reduces the coverage ratios.

Coverage ratios for core loan portfolio	31.12.20
	Gross carrying amount (USD million)				ECL coverage (bps)
On-balance sheet	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Private clients with mortgages	148,341	138,803	8,540	998	11	2	108	390
Real estate financing	43,492	37,583	5,883	27	15	4	75	1,414
Large corporate clients	15,440	12,684	2,069	686	181	21	192	3,089
SME clients	15,183	12,010	2,277	896	204	16	101	2,991
Lombard	133,886	133,800	0	86	3	0	0	3,592
Credit cards	1,596	1,209	342	46	240	91	333	3,488
Commodity trade finance	3,375	3,219	43	113	315	16	2	8,939
Other loans and advances to customers	19,274	17,781	1,402	91	31	14	25	3,563
Loans to financial advisors	2,677	2,009	142	526	404	135	351	1,446
Total[1]	383,266	359,099	20,697	3,470	30	5	106	2,247

	Gross exposure (USD million)				ECL coverage (bps)
Off-balance sheet	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Private clients with mortgages	6,285	6,083	198	3	7	6	16	197
Real estate financing	7,056	6,576	481	0	21	9	185	0
Large corporate clients	32,828	25,026	7,598	205	46	27	92	565
SME clients	9,121	7,239	1,734	148	40	19	63	779
Lombard	14,178	14,170	0	8	2	1	0	1,941
Credit cards	8,661	8,220	430	11	9	8	44	0
Commodity trade finance	1,683	1,658	25	0	10	8	15	8,279
Financial intermediaries and hedge funds	7,690	7,242	448	0	26	13	248	166
Other off-balance sheet commitments	14,366	13,876	482	8	13	7	11	12,414
Total[2]	101,869	90,090	11,396	382	25	13	91	894
1 Includes Loans and advances to customers of USD 380,589 million and Loans to financial advisors of USD 2,677 million which are presented on the balance sheet line Other assets measured at amortized cost. 2 Excludes Forward starting reverse repurchase and securities borrowing agreements.

Coverage ratios for core loan portfolio	31.12.19
	Gross carrying amount (USD million)				ECL coverage (bps)
On-balance sheet	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Private clients with mortgages	132,756	124,077	7,679	1,000	8	1	72	406
Real estate financing	38,524	32,937	5,567	21	11	2	62	1,765
Large corporate clients	9,819	9,199	429	192	119	16	100	5,088
SME clients	12,089	9,834	1,464	791	251	18	104	3,420
Lombard	112,915	112,799	0	116	2	0	0	1,566
Credit cards	1,696	1,322	339	35	205	60	404	3,718
Commodity trade finance	2,925	2,831	8	87	278	17	3	8,844
Other loans and advances to customers	16,824	16,582	176	67	31	9	15	5,750
Loans to financial advisors	2,987	2,370	344	272	366	122	305	2,570
Total[1]	330,536	311,951	16,005	2,580	26	4	83	2,436

	Gross exposure (USD million)				ECL coverage (bps)
Off-balance sheet	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Private clients with mortgages	5,520	5,466	51	2	7	6	100	245
Real estate financing	6,046	5,715	326	4	29	9	390	0
Large corporate clients	26,706	26,009	630	67	14	10	59	1,319
SME clients	6,782	6,407	273	101	53	15	115	2,265
Lombard	9,902	9,895	0	7	1	0	0	1,403
Credit cards	7,890	7,535	355	0	8	5	52	0
Commodity trade finance	2,678	2,664	13	0	5	5	9	2,713
Financial intermediaries and hedge funds	9,676	9,651	25	0	5	5	71	83
Other off-balance sheet commitments	8,872	8,626	246	0	5	4	34	22,592
Total[2]	84,070	81,969	1,920	182	14	7	120	1,822
1 Includes Loans and advances to customers of USD 327,550 million and Loans to financial advisors of USD 2,987 million which are presented on the balance sheet line Other assets measured at amortized cost. 2 Excludes Forward starting reverse repurchase and securities borrowing agreements.

UBS AG
Disclosure Of Provision Matrix [Line Items]
Disclosure Of Provision Matrix Explanatory

Note 9 Financial assets at amortized cost and other positions in scope of expected credit loss measurement

The tables on the following pages provide information about financial instruments and certain other credit lines that are subject to expected credit loss (ECL) requirements. UBS AG’s ECL disclosure segments or “ECL segments” are aggregated portfolios based on shared risk characteristics and on the same or similar rating methods applied. The key segments are presented in the table below.

›Refer to Note 20 for more information about expected credit loss measurement

Segment

Segment description

Description of credit risk sensitivity

Business division / Group Functions

Private clients with mortgages

Lending to private clients secured by owner-occupied real estate and personal account overdrafts of those clients

Sensitive to the interest rate environment, unemployment levels, real estate collateral values and other regional aspects

–Personal & Corporate Banking

–Global Wealth Management

Real estate financing

Rental or income-producing real estate financing to private and corporate clients secured by real estate

Sensitive to GDP developments, the interest rate environment, real estate collateral values and other regional aspects

–Personal & Corporate Banking

–Global Wealth Management

–Investment Bank

Large corporate clients

Lending to large corporate and multi-national clients

Sensitive to GDP developments, unemployment levels, seasonality, business cycles and collateral values (diverse collateral, including real estate and other collateral types)

–Personal & Corporate Banking

–Investment Bank

SME clients

Lending to small and medium-sized corporate clients

Sensitive to GDP developments, unemployment levels, the interest rate environment and, to some extent, seasonality, business cycles and collateral values (diverse collateral, including real estate and other collateral types)

–Personal & Corporate Banking

Lombard

Loans secured by pledges of marketable securities, guarantees and other forms of collateral

Sensitive to the market (e.g., changes in collateral values)

–Global Wealth Management

Credit cards

Credit card solutions in Switzerland and the US

Sensitive to unemployment levels

–Personal & Corporate Banking

–Global Wealth Management

Commodity trade finance

Working capital financing of commodity traders, generally extended on a self-liquidating transactional basis

Sensitive primarily to the strength of individual transaction structures and collateral values (price volatility of commodities), as the primary source for debt service is directly linked to the shipments financed

–Personal & Corporate Banking

Financial intermediaries and hedge funds

Lending to financial institutions and pension funds, including exposures to broker-dealers and clearing houses

Sensitive to unemployment levels, the quality and volatility index changes, equity market and GDP developments, regulatory changes and political risk

–Personal & Corporate Banking

–Investment Bank

›Refer to Note 20f for more details regarding sensitivity

The tables below and on the following pages provide ECL exposure and ECL allowance and provision information about financial instruments and certain non-financial instruments that are subject to ECL.

USD million	31.12.20
	Carrying amount[1]				ECL allowances
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	158,231	158,231	0	0	0	0	0	0
Loans and advances to banks	15,344	15,160	184	0	(16)	(9)	(5)	(1)
Receivables from securities financing transactions	74,210	74,210	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	32,737	32,737	0	0	0	0	0	0
Loans and advances to customers	380,977	358,396	20,341	2,240	(1,060)	(142)	(215)	(703)
of which: Private clients with mortgages	148,175	138,769	8,448	959	(166)	(35)	(93)	(39)
of which: Real estate financing	43,429	37,568	5,838	23	(63)	(15)	(44)	(4)
of which: Large corporate clients	15,161	12,658	2,029	474	(279)	(27)	(40)	(212)
of which: SME clients	14,872	11,990	2,254	628	(310)	(19)	(23)	(268)
of which: Lombard	133,850	133,795	0	55	(36)	(5)	0	(31)
of which: Credit cards	1,558	1,198	330	30	(38)	(11)	(11)	(16)
of which: Commodity trade finance	3,269	3,214	43	12	(106)	(5)	0	(101)
Other financial assets measured at amortized cost	27,219	26,401	348	469	(133)	(34)	(9)	(90)
of which: Loans to financial advisors	2,569	1,982	137	450	(108)	(27)	(5)	(76)
Total financial assets measured at amortized cost	688,717	665,135	20,873	2,709	(1,211)	(187)	(229)	(795)
Financial assets measured at fair value through other comprehensive income	8,258	8,258	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	696,976	673,394	20,873	2,709	(1,211)	(187)	(229)	(795)

	Total exposure				ECL provisions
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	17,081	14,687	2,225	170	(63)	(14)	(15)	(34)
of which: Large corporate clients	3,710	2,048	1,549	113	(20)	(4)	(5)	(12)
of which: SME clients	1,310	936	326	48	(13)	(1)	(1)	(11)
of which: Financial intermediaries and hedge funds	7,637	7,413	224	0	(17)	(7)	(9)	0
of which: Lombard	641	633	0	8	(2)	0	0	(2)
of which: Commodity trade finance	1,441	1,416	25	0	(2)	(1)	0	0
Irrevocable loan commitments	41,372	36,894	4,374	104	(142)	(74)	(68)	0
of which: Large corporate clients	24,209	20,195	3,950	64	(121)	(63)	(58)	0
Forward starting reverse repurchase and securities borrowing agreements	3,247	3,247	0	0	0	0	0	0
Committed unconditionally revocable credit lines	42,077	37,176	4,792	108	(50)	(29)	(21)	0
of which: Real estate financing	6,328	5,811	517	0	(12)	(5)	(7)	0
of which: Large corporate clients	4,909	2,783	2,099	27	(9)	(2)	(7)	0
of which: SME clients	5,827	4,596	1,169	63	(16)	(12)	(4)	0
of which: Lombard	9,671	9,671	0	0	0	(1)	0	0
of which: Credit cards	8,661	8,220	430	11	(8)	(6)	(2)	0
of which: Commodity trade finance	242	242	0	0	0	0	0	0
Irrevocable committed prolongation of existing loans	3,282	3,277	5	0	(2)	(2)	0	0
Total off-balance sheet financial instruments and other credit lines	107,059	95,281	11,396	382	(257)	(119)	(104)	(34)
Total allowances and provisions					(1,468)	(306)	(333)	(829)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

USD million	31.12.19
	Carrying amount[1]				ECL allowances
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	107,068	107,068	0	0	0	0	0	0
Loans and advances to banks	12,379	12,298	80	0	(6)	(4)	(1)	(1)
Receivables from securities financing transactions	84,245	84,245	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,289	23,289	0	0	0	0	0	0
Loans and advances to customers	327,992	310,705	15,538	1,749	(764)	(82)	(123)	(559)
of which: Private clients with mortgages	132,646	124,063	7,624	959	(110)	(15)	(55)	(41)
of which: Real estate financing	38,481	32,932	5,532	17	(43)	(5)	(34)	(4)
of which: Large corporate clients	9,703	9,184	424	94	(117)	(15)	(4)	(98)
of which: SME clients	11,786	9,817	1,449	521	(303)	(17)	(15)	(271)
of which: Lombard	112,893	112,796	0	98	(22)	(4)	0	(18)
of which: Credit cards	1,661	1,314	325	22	(35)	(8)	(14)	(13)
of which: Commodity trade finance	2,844	2,826	8	10	(81)	(5)	0	(77)
Other financial assets measured at amortized cost	23,012	21,985	451	576	(143)	(35)	(13)	(95)
of which: Loans to financial advisors	2,877	2,341	334	202	(109)	(29)	(11)	(70)
Total financial assets measured at amortized cost	577,985	559,590	16,069	2,326	(915)	(124)	(137)	(655)
Financial assets measured at fair value through other comprehensive income	6,345	6,345	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	584,329	565,935	16,069	2,326	(915)	(124)	(137)	(655)

	Total exposure				ECL provisions
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,142	17,757	304	82	(42)	(8)	(1)	(33)
of which: Large corporate clients	3,687	3,461	203	24	(10)	(1)	0	(9)
of which: SME clients	1,180	1,055	67	58	(24)	0	0	(23)
of which: Financial intermediaries and hedge funds	7,966	7,950	16	0	(5)	(4)	0	0
of which: Lombard	622	622	0	0	(1)	0	0	(1)
of which: Commodity trade finance	2,334	2,320	13	0	(1)	(1)	0	0
Irrevocable loan commitments	27,547	27,078	419	50	(35)	(30)	(5)	0
of which: Large corporate clients	18,735	18,349	359	27	(27)	(24)	(3)	0
Forward starting reverse repurchase and securities borrowing agreements	1,657	1,657	0	0	0	0	0	0
Committed unconditionally revocable credit lines	36,979	35,735	1,197	46	(34)	(17)	(17)	0
of which: Real estate financing	5,242	4,934	307	0	(16)	(3)	(13)	0
of which: Large corporate clients	4,274	4,188	69	17	(1)	(1)	0	0
of which: SME clients	4,787	4,589	171	27	(9)	(8)	(1)	0
of which: Lombard	7,976	7,975	0	1	0	0	0	0
of which: Credit cards	7,890	7,535	355	0	(6)	(4)	(2)	0
of which: Commodity trade finance	344	344	0	0	0	0	0	0
Irrevocable committed prolongation of existing loans	3,289	3,285	0	4	(3)	(3)	0	0
Total off-balance sheet financial instruments and other credit lines	87,614	85,513	1,920	182	(114)	(58)	(23)	(33)
Total allowances and provisions					(1,029)	(181)	(160)	(688)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

Coverage ratios are calculated for the core loan portfolio by taking ECL allowances and provisions divided by the gross carrying amount of the exposures. Core loan exposure is defined as the sum of Loans and advances to customers and Loans to financial advisors.

These ratios are influenced by the following key factors:

–lending in Switzerland includes government backed COVID-19 loans;

–Lombard loans are generally secured with marketable securities in portfolios that are, as a rule, highly diversified, with strict lending policies that are intended to ensure that credit risk is minimal under most circumstances;

–mortgage loans to private clients and real estate financing are controlled by conservative eligibility criteria, including low loan-to-value ratios and strong debt service capabilities; for example, more than 99% of the aggregated amount of Swiss residential mortgage loans would continue to be fully covered by real estate collateral even if the value of that collateral decreased by 20%, for a 30% reduction, more than 98% would be covered;

–the amount of unsecured retail lending (including credit cards) is insignificant;

–contractual maturities in the loan portfolio, which are a factor in the calculation of ECLs, are generally short, with a large part of the loan portfolio having contractual maturities of 12 months or less; and

–write-offs of ECL allowances against the gross loan balances when all or part of a financial asset is deemed uncollectible or forgiven, reduces the coverage ratios.

Coverage ratios for core loan portfolio	31.12.20
	Gross carrying amount (USD million)				ECL coverage (bps)
On-balance sheet	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Private clients with mortgages	148,341	138,803	8,540	998	11	2	108	390
Real estate financing	43,492	37,583	5,883	27	15	4	75	1,414
Large corporate clients	15,440	12,684	2,069	686	181	21	192	3,089
SME clients	15,183	12,010	2,277	896	204	16	101	2,991
Lombard	133,886	133,800	0	86	3	0	0	3,592
Credit cards	1,596	1,209	342	46	240	91	333	3,488
Commodity trade finance	3,375	3,219	43	113	315	16	2	8,939
Other loans and advances to customers	20,722	19,229	1,402	91	29	13	25	3,563
Loans to financial advisors	2,677	2,009	142	526	404	135	351	1,446
Total[1]	384,714	360,547	20,697	3,470	30	5	106	2,247

	Gross exposure (USD million)				ECL coverage (bps)
Off-balance sheet	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Private clients with mortgages	6,285	6,083	198	3	7	6	16	197
Real estate financing	7,056	6,576	481	0	21	9	185	0
Large corporate clients	32,828	25,026	7,598	205	46	27	92	565
SME clients	9,121	7,239	1,734	148	40	19	63	779
Lombard	14,178	14,170	0	8	2	1	0	1,941
Credit cards	8,661	8,220	430	11	9	8	44	0
Commodity trade finance	1,683	1,658	25	0	10	8	15	8,279
Financial intermediaries and hedge funds	7,690	7,270	448	0	26	13	248	166
Other off-balance sheet commitments	16,309	15,792	482	8	12	6	11	12,414
Total[2]	103,812	92,034	11,396	382	25	13	91	894
1 Includes Loans and advances to customers of USD 382,036 million and Loans to financial advisors of USD 2,677 million which are presented on the balance sheet line Other assets measured at amortized cost. 2 Excludes Forward starting reverse repurchase and securities borrowing agreements.

Coverage ratios for core loan portfolio	31.12.19
	Gross carrying amount (USD million)				ECL coverage (bps)
On-balance sheet	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Private clients with mortgages	132,756	124,077	7,679	1,000	8	1	72	406
Real estate financing	38,524	32,937	5,567	21	11	2	62	1,765
Large corporate clients	9,819	9,199	429	192	119	16	100	5,088
SME clients	12,089	9,834	1,464	791	251	18	104	3,420
Lombard	112,915	112,799	0	116	2	0	0	1,566
Credit cards	1,696	1,322	339	35	205	60	404	3,718
Commodity trade finance	2,925	2,831	8	87	278	17	3	8,844
Other loans and advances to customers	18,031	17,788	176	67	29	8	15	5,750
Loans to financial advisors	2,987	2,370	344	272	366	122	305	2,570
Total[1]	331,743	313,158	16,005	2,580	26	4	83	2,436

	Gross exposure (USD million)				ECL coverage (bps)
Off-balance sheet	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Private clients with mortgages	5,520	5,466	51	2	7	6	100	245
Real estate financing	6,046	5,715	326	4	29	9	390	0
Large corporate clients	26,706	26,009	630	67	14	10	59	1,319
SME clients	6,782	6,407	273	101	53	15	115	2,265
Lombard	9,902	9,895	0	7	1	0	0	1,403
Credit cards	7,890	7,535	355	0	8	5	52	0
Commodity trade finance	2,678	2,664	13	0	5	5	9	2,713
Financial intermediaries and hedge funds	9,676	9,651	25	0	5	5	71	83
Other off-balance sheet commitments	10,759	10,513	246	0	4	3	34	22,592
Total[2]	85,957	83,856	1,920	182	13	7	120	1,822
1 Includes Loans and advances to customers of USD 328,756 million and Loans to financial advisors of USD 2,987 million which are presented on the balance sheet line Other assets measured at amortized cost. 2 Excludes Forward starting reverse repurchase and securities borrowing agreements.